                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Standard LLC
Address: 7674 W. Lake Mead Blvd
         Suite 220
         Las Vegas, NV 89128

Form 13F File Number: 28-11566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas C. Barrow
Title: Managing Member
Phone: (702) 944-1061

Signature, Place, and Date of Signing:

   /s/ Thomas C. Barrow         Las Vegas, NV               10/24/2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          41
Form 13F Information Table Value Total:     $37,041
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                     Name

1   28-______________                        ______________________

2   28-______________                        ______________________

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
                                       FORM 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
   --------     -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                        VOTING AUTHORITY
                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Alliant
  Techsystems
  Inc..........     COM        018804104    576     7100  SH          SOLE               7100
American Diary
  Inc..........     OTC IS     025334103    358    25600  SH          SOLE              25600
Berkshire
  Hathaway
  Inc..........     COM        084670108   2012       21  SH          SOLE                 21
Building
  Materials
  Holding......     OPTION     120113105    572    22000      PUT     SOLE              22000
Calgon Carbon
  Corp.........     COM        129603106    376    85000  SH          SOLE              85000
Cathay Bancorp
  Inc..........     OTC IS     149150104   1307    36200  SH          SOLE              36200
Cherokee Inc
  New..........     OTC IS     16444H102   1475    40300  SH          SOLE              40300
China Pete &
  Chem Corp
  ADR..........     COM        16941R108   1480    23900  SH          SOLE              23900
Citigroup Inc..     COM        172967101   1480    29800  SH          SOLE              29800
***Consolidated
  Water Co
  Inc..........     OTC IS     G23773107    983    40015  SH          SOLE              10015
Coffee Holdings
  Inc..........     COM        192176105     50    12600  SH          SOLE              12600
Delta & Pine
  Land Co......     COM        247357106    745    18400  SH          SOLE              18400
Genius Products
  Inc..........     OTC IS     37229R206    397   214400  SH          SOLE             214400

                                       FORM 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
   --------     -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                        VOTING AUTHORITY
                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
***Gruma
  SA de
  CV...........     COM        400131306    921    76100  SH          SOLE              76100
Harley
  Davidson
  Inc..........     OPTION     412822108    697    11100      PUT     SOLE              11100
I-Flow
  Corp.........     OTC IS     449520303    180    15000  SH          SOLE              15000
Las Vegas
  Sands
  Corp.........     OTC IS     517834107    943    13800  SH          SOLE              13800
Liberty
  Media
  Holding......     OTC IS     53071M104    546    26800  SH          SOLE              26800
Lions Gate
  Entertainment
  Corp.........     OTC IS     535919203    795    79400  SH          SOLE              79400
Longs Drug
  Stores
  Inc..........     COM        543162101   2986    64900  SH          SOLE              64900
Management
  Network
  Group
  Inc..........     OTC IS     561693102    495   297900  SH          SOLE             297900
Medis
  Technologies
  Ltd..........     OPTION     58500P107   3390   137200      PUT     SOLE             137200
Nalco
  Chemical
  Co...........     COM        62985Q101    293    15800  SH          SOLE              15800
New Century
  Financial
  Corp.........     OPTION     6435EV108    861    21900      PUT     SOLE              21900
Newtek
  Business
  Services
  Inc..........     COM        652526104    194   110600  SH          SOLE             110600
Northwest
  Pipe Co......     OTC IS     667746101    354    11811  SH          SOLE              11811

                                       FORM 13F INFORMATION TABLE
   COLUMN 1       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
   --------    -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                       VOTING AUTHORITY
                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
NovaStar
  Financial
  Inc.........     OPTION     669947400   1168    40000      PUT     SOLE              40000
Origin
  Agritech
  Limited.....     OTC IS     G67828106    281    23100  SH          SOLE              23100
Panera
  Bread
  Co..........     OTC IS     69840W108    938    16100  SH          SOLE              16100
Panera
  Bread
  Co..........     OPTION     69840W108    961    16500      PUT     SOLE              16500
Pegasus
  Wireless
  Corp
  NV..........     OPTION     70558E108     14    23000      PUT     SOLE              23000
Petrochina
  Co Ltd
  ADS.........     OTC IS     71646E100   2153    20000  SH          SOLE              20000
Petrochina
  Co Ltd
  ADS.........     OPTION     71646E100   2153    20000      PUT     SOLE              20000
Playboy
  Enterprises
  Inc
  Class
  B...........     COM        728117300    374    39700  SH          SOLE              39700
Polaris
  Industries
  Inc.........     OPTION     731068102    757    18400      PUT     SOLE              18400
Premier
  Exhibitions
  Inc.........     OTC IS     74051E102    860   139400  SH          SOLE             139400
***Royal
  Caribbean
  Cruises
  Ltd.........     OPTION     V7780T103    633    16300      PUT     SOLE              16300
True
  Religion
  Apparel
  Inc.........     OPTION     89784N104    557    26400      PUT     SOLE              26400
WD 40
  Co..........     OTC IS     929236107    542    15200  SH          SOLE              15200
Western
  Alliance....     OTC IS     957638109    530    16100  SH          SOLE              16100
Williams
  Sonoma
  Inc.........     OPTION      96990401    654    20200      PUT     SOLE              20200

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